Income Taxes - Disclosure of Detailed Information about Deductible Temporary Differences Unused Tax Losses and Unused Tax Credits For Which Deferred Tax Assets Not Recognized (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Mineral properties, plant and equipment	$ 430,274	$ 277,097
Investments and loans and borrowings	322,272	12,021
Inventories	0	18,978
Derivatives	8,276	97,647
Reclamation obligation	41,164	54,996
Share issue and finance costs	1,176	21,471
Interest expense	0	19,350
Other	14,970	903
Non-capital losses	449,984	357,080
Capital losses	10,689	26,826
State alternative minimum tax credit	7,434	7,787
Total unrecognized deferred tax assets	$ 1,286,239	$ 894,156